Investments in Unconsolidated Affiliates Narrative (Detail) $ in Millions, ft³ in Billions				1 Months Ended					3 Months Ended		12 Months Ended
	May. 05, 2016 USD ($)	Oct. 07, 2013 USD ($)	Sep. 04, 2013 USD ($)	Apr. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) mi in System ft³	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period									$ 5.5	$ 17.9	$ 41.8	$ 144.4	$ 151.5
Total cash consideration, paid		$ 34.9						$ 34.9
Gain (loss) on long-lived assets, net									0.0	(0.8)	227.8	35.1	(5.3)
Investments in unconsolidated affiliates (Note 6)							$ 295.1		260.6	254.3	254.3	295.1
Related Party Transaction, Expenses from Transactions with Related Party									$ 0.7	0.9	$ 2.8	0.2	0.0
Jackalope Gas Gathering Services, L.L.C.
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period							107.5
Equity method ownership percentage									50.00%		50.00%
Investments in unconsolidated affiliates (Note 6)							232.9		$ 202.4	202.4	$ 202.4	232.9
Proceeds from Equity Method Investment, Dividends or Distributions					$ 5.1				5.1		$ 12.5
Jackalope Gas Gathering Services, L.L.C. | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Proceeds from Equity Method Investment, Dividends or Distributions	$ 7.0
Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period							66.4		$ 5.5	5.7
Equity method ownership percentage									50.01%		50.01%
Total cash consideration, paid							132.8
Gain (loss) on long-lived assets, net							30.6					30.6
Investments in unconsolidated affiliates (Note 6)							36.0		$ 43.1	36.8	$ 36.8	36.0
Miles of pipeline | mi											63
Diameter of pipeline | in											24
Number of pipeline systems | System											10
Proceeds from Equity Method Investment, Dividends or Distributions											$ 7.4
Tres Palacios Holdings LLC | Tres Palacios North Pipeline Lateral
Schedule of Equity Method Investments [Line Items]
Miles of pipeline | mi											52
Tres Palacios Holdings LLC | Tres Palacios South Pipeline Lateral
Schedule of Equity Method Investments [Line Items]
Miles of pipeline | mi											11
Tres Palacios Holdings LLC | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Proceeds from Equity Method Investment, Dividends or Distributions				$ 4.1
Powder River Basin Industrial Complex, LLC
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period										3.7	$ 10.7	3.4
Equity method ownership percentage			50.00%						50.01%		50.01%
Investments in unconsolidated affiliates (Note 6)							26.2		$ 15.1	15.1	$ 15.1	26.2
Proceeds from Equity Method Investment, Dividends or Distributions						$ 0.6			0.6	0.3	$ 1.9
Brookfield Infrastructure Group [Member] | Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage											49.99%
Crestwood Equity Partners LP
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period									5.5	18.1	$ 42.0	108.6	151.5
Gain (loss) on long-lived assets, net									0.0	(1.0)	821.2	1.9	(5.3)
Investments in unconsolidated affiliates (Note 6)							295.1		260.6		254.3	295.1
Related Party Transaction, Expenses from Transactions with Related Party									$ 0.1	0.1	$ 0.4	0.5	$ 25.3
Crestwood Equity Partners LP | Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates (Note 6)							$ 35.8					35.8
Tres Palacios Storage Company L L C [Member]
Schedule of Equity Method Investments [Line Items]
Storage capacity | ft³											38.4
Related Party Transaction, Expenses from Transactions with Related Party											$ 2.8	0.2
Crude Logistics L L C [Member] | Powder River Basin Industrial Complex, LLC
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period			$ 22.5
Crestwood Niobrara LLC | Jackalope Gas Gathering Services, L.L.C.
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period										$ 8.8	25.4	$ 105.2
Crestwood Niobrara LLC | Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period											$ 5.7